Net investment income/(expense)	12 Months Ended
Dec. 31, 2023
Gains (losses) on financial instruments [abstract]
Net investment income/(expense)	Net investment income/(expense)
Accounting for net investment income/(expense)
Dividends are recognised when the right to receive the dividend has been established. Incremental costs are reported within net investment income if they are directly attributable to generating identifiable investment income. Other accounting policies relating to net investment income are set out in Note 13 and Note 15.

	2023	2022	2021
	£m	£m	£m
Net gains/(losses) from financial instruments mandatorily at fair value	171	(51)	73
Net gains/(losses) from disposal of debt instruments at fair value through other comprehensive income	26	(111)	305
Net (losses)/gains from disposal of financial assets and liabilities measured at amortised cost	(17)	(18)	114
Dividend income	—	31	20
Net losses on other investments[1]	(119)	(285)	(201)
Net investment income/(expense)	61	(434)	311
Note
1Included within the 2022 balance are losses of £74m on sale arising from disposal of Barclays’ equity stake in Absa Group Limited (Absa) in April 2022 and September 2022.